Document and Entity Information	Jul. 21, 2022
Prospectus:
Document Type	497
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 21, 2022
Document Effective Date	Jul. 21, 2022
Prospectus Date	Oct. 28, 2021
Virtus Global Small-Cap Fund | A
Prospectus:
Trading Symbol	RGSAX
Virtus Global Small-Cap Fund | C
Prospectus:
Trading Symbol	RGSCX
Virtus Global Small-Cap Fund | Institutional
Prospectus:
Trading Symbol	DGSCX
Virtus Global Small-Cap Fund | P
Prospectus:
Trading Symbol	ARSPX
Virtus Technology Fund | A
Prospectus:
Trading Symbol	RAGTX
Virtus Technology Fund | Administrative
Prospectus:
Trading Symbol	DGTAX
Virtus Technology Fund | C
Prospectus:
Trading Symbol	RCGTX
Virtus Technology Fund | Institutional
Prospectus:
Trading Symbol	DRGTX
Virtus Technology Fund | P
Prospectus:
Trading Symbol	ARTPX